SHARE CAPITAL - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		20 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Aug. 15, 2024	May 31, 2024	Dec. 31, 2023	Jun. 20, 2023	Dec. 31, 2022	Nov. 30, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Issue of ordinary shares in exchange of warrants exercised (in shares)			33,782
Stock repurchase program, authorized amount											$ 10,000
Increase in stock repurchase program, authorized amount							$ 10,000
Issue of ordinary shares (in shares)			56,995	33,194
Treasury stock acquired, average cost per share (in usd per share)			$ 8.43		$ 8.70
Purchase of treasury shares			$ 9,809	$ 759
Treasury shares	$ 12,916		12,916		$ 12,916			$ 3,107
Share repurchases payable	$ 246		246		$ 246
Payments to repurchase shares			$ 9,750	$ 759
Number of shares issued (in shares)	36,308,313	37,396,952	36,308,313	37,396,952	36,308,313			37,222,549	4,887,500	36,431,633
Public offering price (in dollars per share)									$ 9.25
Total general and administrative expenses	$ 6,237	$ 6,928	$ 12,541	$ 12,466
Entering into significant commitments or contingent liabilities
Disclosure Of Classes Of Share Capital [Line Items]
Increase in stock repurchase program, authorized amount						$ 10,000
Secondary Offering Related Costs, Including Employee Bonuses
Disclosure Of Classes Of Share Capital [Line Items]
Total general and administrative expenses		$ 733
Treasury shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue of ordinary shares (in shares)			1,163,260		1,485,378
Purchase of treasury shares			$ 9,809	$ 759
Payments to repurchase shares			$ 187